NET FEE AND COMMISSION INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of fee and commission income (expense) [text block] [Abstract]
Disclosure of fee and commission income (expense) [text block]
	2018 £m	2017 £m	2016 £m
Fee and commission income:
Current accounts	650	712	752
Credit and debit card fees	993	953	875
Commercial banking and treasury fees	305	321	303
Unit trust and insurance broking	221	224	244
Private banking and asset management	97	98	99
Factoring	83	91	112
Other fees and commissions	499	566	660
Total fee and commission income	2,848	2,965	3,045
Fee and commission expense	(1,386)	(1,382)	(1,356)
Net fee and commission income	1,462	1,583	1,689